Intangible assets (Details Text)	12 Months Ended
Dec. 31, 2017
Intangible assets (Details Text)
Discount rate applied to cash flow projections	12.33%
Inflation rate considered	4.10%
Vinyls segment, exceeded the book value of assets
Intangible assets (Details Text)
Discount rate applied to cash flow projections	76.00%
Technologies
Intangible assets (Details Text)
Useful lives or amortisation rates	10 and 20 years
Customers and Suppliers Agreements
Intangible assets (Details Text)
Useful lives or amortisation rates	14 and 28 years
Software licenses
Intangible assets (Details Text)
Useful lives or amortisation rates	3 and 10 years